3. Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Purchase Price Allocation

The following table summarizes the final purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the Merger:

Allocated Fair Value
Cash	$283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets (a)	1,740,000
Total assets acquired	2,333,556

Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt - Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)

Net assets acquired	36,833

Consideration (b)	10,402,639

Goodwill	$10,365,806

Allocated Fair Value
Cash	$283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets (a)	1,740,000
Total assets acquired	2,333,556

Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt – Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)

Net assets acquired	36,833

Consideration (b)	10,402,638

Goodwill	$10,365,805

Proforma information

	3/31/2014	3/31/2013
Revenues	$176,283	$745,011
Net Loss (1)	$(854,162)	$(1,836,673)

(1)	Net loss during the three months ended March 31, 2013 includes merger related costs of $339,180 as well as the elimination of interest expense of $153,261 and loss on derivative valuation of $92,862.

	2013	2012
Revenues	$2,752,830	$7,538,926
Net Loss (1)	$(5,855,925)	$(1,772,236)

(1)	Net loss during the twelve months ended December 31, 2013 includes merger related costs of $339,180 as well as the elimination of interest expense of $1,693,821 and loss on derivative valuation of $1,886,943. Net loss during the twelve months ended December 31, 2012 includes merger related costs of $339,180 as well as the elimination of interest expense of $50,259 and gain on derivative valuation of $200,322.